Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Detail)	Dec. 31, 2025
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Non-compete agreement [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Active user [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 months 18 days
Minimum [Member] | Trade names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years 3 months 18 days
Maximum [Member] | Active user [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Trade names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years